Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies and Recent Accounting Pronouncements
Major Charterers
Charterer	2018	2017	2016
A	69%	72%	66%
B	18%	19%	18%
C	—	—	16%
Total	87%	91%	100%